Earnings (loss) Per Share - Schedule of Earnings Per Share (Details) - Earnings Per Share [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Earnings Per Share [Line Items]
Basic earnings (loss) per share	$ (0.48)	$ (0.34)	$ (0.04)
Diluted earnings (loss) per share	$ (0.48)	$ (0.34)	$ (0.04)